Derivative Liability	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Derivative Liability
The Company adopoted ASC 815 which defines the determination of whether an instrument (or embedded feature) is solely indexed to an entity's own stock. During the period ended June 30, 2016, the Company issued a convertible promissory note payable, as described in note 4, which contains a feature that entitles the holder to convert any outstanding amounts payable under the convertible promissory note into a shares of the common stock of the Company, the number of which is dependent on several factors. As such, ASC 815 determines the convertible promissory note to be a hybrid financial instrument that includes an embedded derivative that requires separation from the main financial instrument and recognition at fair value.

At origination, the Company valued the conversion feature of the convertible promissory note using the following assumptions:

Expected volatility	226%
Share price	$0.0675

The Company determined that at origination, the fair value of the derivative liability related to the conversion feature was $136,479 which was expensed at the time of origination.

At June 30, 2016, the Company revalued the conversion feature of the convertible promissory note using the following assumptions:

Expected volatility	234%
Share price	$0.0675

The Company determined that, from the time of inception to June 30, 2016, the value of the derivative liability increased to $137,353. The corresponding loss of $874 has been recognized during the period ended June 30, 2016, and has the effect of increasing the original loss recorded at the time of origination.